Exhibit 99.1

SLM Student Loan Trust 2011-3

Monthly Servicing Report

Distribution Date 11/27/2023

Collection Period 10/01/2023 - 10/31/2023

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 10/01/2023 - 10/31/2023, Distribution Date 11/27/2023

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	11/18/2011	09/30/2023	10/31/2023
	Principal Balance	$767,002,624.19	$171,733,042.76	$170,131,523.66
	Interest to be Capitalized Balance	7,606,904.17	1,119,048.89	1,255,750.65
	Pool Balance	$774,609,528.36	$172,852,091.65	$171,387,274.31
	Capitalized Interest Account Balance	$76,000,000.00	-	-
	Specified Reserve Account Balance	1,995,285.00	- N/A -	-N/A-
	Adjusted Pool (1)	$852,604,813.36	$172,852,091.65	$171,387,274.31
	Weighted Average Coupon (WAC)	5.49%	5.66%	5.66%
	Number of Loans	61,014	10,724	10,589
	Aggregate Outstanding Principal Balance - Tbill		$367,617.34	$367,427.37
	Aggregate Outstanding Principal Balance - SOFR		$172,484,474.31	$171,019,846.94
	Pool Factor		0.216575671	0.214740323
	Since Issued Constant Prepayment Rate		4.40%	4.35%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	10/25/2023	11/27/2023
	A	78445UAA0	$138,969,603.45	$137,749,428.62
	B	78445UAD4	$24,000,000.00	$24,000,000.00

C	Account Balances	10/25/2023	11/27/2023
	Reserve Account Balance	$1,197,172.00	$1,197,172.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$11,128.53	$14,384.87
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	10/25/2023	11/27/2023
	Adjusted Pool Balance + Supplemental Loan Purchase	$172,852,091.65	$171,387,274.31
	Total Notes	$162,969,603.45	$161,749,428.62
	Difference	$9,882,488.20	$9,637,845.69
	Parity Ratio	1.06064	1.05959

Page 2 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 10/01/2023 - 10/31/2023, Distribution Date 11/27/2023

II.	Trust Activity 10/01/2023 through 10/31/2023

A	Student Loan Principal Receipts
	Borrower Principal	751,811.38
	Guarantor Principal	341,752.11
	Consolidation Activity Principal	857,861.96
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$1,951,425.45
B	Student Loan Interest Receipts
	Borrower Interest	330,656.01
	Guarantor Interest	25,488.20
	Consolidation Activity Interest	55,790.57
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	3,419.89
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	7,415.41
	Total Interest Receipts	$422,770.08
C	Reserves in Excess of Requirement	-
D	Investment Income	$19,744.18
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(154,420.15)
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(3,256.34)
M	AVAILABLE FUNDS	$2,236,263.22
N	Non-Cash Principal Activity During Collection Period	$(349,906.35)
O	Non-Reimbursable Losses During Collection Period	$6,759.20
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 10/01/2023 - 10/31/2023, Distribution Date 11/27/2023

III.	2011-3 Portfolio Characteristics

		10/31/2023				09/30/2023
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	DEFERMENT	6.36%	321	$6,462,422.14	3.798%	6.33%	347	$6,891,039.48	4.013%

REPAYMENT:	CURRENT	5.48%	8,631	$123,914,140.21	72.834%	5.48%	8,725	$123,332,660.47	71.816%
	31-60 DAYS DELINQUENT	6.09%	209	$4,300,566.88	2.528%	5.85%	249	$6,422,708.34	3.740%
	61-90 DAYS DELINQUENT	5.93%	130	$3,545,524.81	2.084%	6.25%	130	$3,179,083.91	1.851%
	91-120 DAYS DELINQUENT	6.16%	73	$1,518,223.26	0.892%	5.82%	77	$1,668,397.77	0.972%
	> 120 DAYS DELINQUENT	5.59%	217	$4,685,257.48	2.754%	5.65%	233	$5,294,928.29	3.083%

	FORBEARANCE	6.17%	938	$24,477,505.74	14.387%	6.19%	921	$24,023,477.76	13.989%
	CLAIMS IN PROCESS	6.94%	70	$1,227,883.14	0.722%	6.60%	42	$920,746.74	0.536%

TOTAL			10,589	$170,131,523.66	100.00%		10,724	$171,733,042.76	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 10/01/2023 - 10/31/2023, Distribution Date 11/27/2023

IV.	2011-3 Portfolio Characteristics (cont'd)

	10/31/2023	09/30/2023
Pool Balance	$171,387,274.31	$172,852,091.65
Outstanding Borrower Accrued Interest	$6,380,930.56	$6,369,385.56
Borrower Accrued Interest to be Capitalized	$1,255,750.65	$1,119,048.89
Borrower Accrued Interest >30 Days Delinquent	$518,225.43	$613,617.40
Total # Loans	10,589	10,724
Total # Borrowers	5,921	5,999
Weighted Average Coupon	5.66%	5.66%
Weighted Average Remaining Term	184.29	183.72
Non-Reimbursable Losses	$6,759.20	$8,737.85
Cumulative Non-Reimbursable Losses	$2,679,558.03	$2,672,798.83
Since Issued Constant Prepayment Rate (CPR)	4.35%	4.40%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$10,384.75	$10,384.75
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	$362,154.31	$117,511.80
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$356,737.79	$550,457.96
Borrower Interest Accrued	$780,353.21	$762,570.11
Interest Subsidy Payments Accrued	$20,583.16	$20,234.89
Special Allowance Payments Accrued	$357,671.48	$347,720.11

Page 5 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 10/01/2023 - 10/31/2023, Distribution Date 11/27/2023

V.	2011-3 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	0.00%	0	-	0.000%
	- GSL - Unsubsidized	0.00%	0	-	0.000%
	- PLUS (2) Loans	0.00%	0	-	0.000%
	- SLS (3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	5.66%	10,589	170,131,523.66	100.000%
	Total	5.66%	10,589	$170,131,523.66	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	0.00%	0	-	0.000%
	- Two Year	0.00%	0	-	0.000%
	- Technical	0.00%	0	-	0.000%
	- Other	5.66%	10,589	170,131,523.66	100.000%
	Total	5.66%	10,589	$170,131,523.66	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 10/01/2023 - 10/31/2023, Distribution Date 11/27/2023

VI.	2011-3 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$2,236,263.22
A	Primary Servicing Fee	$37,550.62	$2,198,712.60
B	Administration Fee	$6,667.00	$2,192,045.60
C	Class A Noteholders' Interest Distribution Amount	$832,498.57	$1,359,547.03
D	Class B Noteholders' Interest Distribution Amount	$139,372.20	$1,220,174.83
E	Reserve Account Reinstatement	-	$1,220,174.83
F	Class A Noteholders' Principal Distribution Amount	$1,220,174.83	$0.00
G	Class B Noteholders' Principal Distribution Amount	-	$0.00
H	Unpaid Expenses of The Trustees	-	$0.00
I	Carryover Servicing Fee	-	$0.00
J	Remaining Amounts to the Noteholders after the first auction date	-	$0.00
K	Excess Distribution Certificateholder	-	$0.00

Waterfall Triggers
A	Student Loan Principal Outstanding	$170,131,523.66
B	Interest to be Capitalized	$1,255,750.65
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,197,172.00
E	Less: Specified Reserve Account Balance	$(1,197,172.00)
F	Total	$171,387,274.31
G	Class A Notes Outstanding (after application of available funds)	$137,749,428.62
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 10/01/2023 - 10/31/2023, Distribution Date 11/27/2023

VII.	2011-3 Distributions

Distribution Amounts
	A	B
Cusip/Isin	78445UAA0	78445UAD4
Beginning Balance	$138,969,603.45	$24,000,000.00
Index	SOFR	SOFR
Spread/Fixed Rate	1.10%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	10/25/2023	10/25/2023
Accrual Period End	11/27/2023	11/27/2023
Daycount Fraction	0.09166667	0.09166667
Interest Rate*	6.53510%	6.33510%
Accrued Interest Factor	0.005990508	0.005807175
Current Interest Due	$832,498.57	$139,372.20
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$832,498.57	$139,372.20
Interest Paid	$832,498.57	$139,372.20
Interest Shortfall	-	-
Principal Paid	$1,220,174.83	-
Ending Principal Balance	$137,749,428.62	$24,000,000.00
Paydown Factor	0.001502678	0.000000000
Ending Balance Factor	0.169642153	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 10/01/2023 - 10/31/2023, Distribution Date 11/27/2023

VIII.	2011-3 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$162,969,603.45
	Adjusted Pool Balance	$171,387,274.31
	Overcollateralization Amount	$10,000,000.00
	Principal Distribution Amount	$1,582,329.14
	Principal Distribution Amount Paid	$1,220,174.83

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,197,172.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,197,172.00
	Required Reserve Acct Balance	$1,197,172.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,197,172.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$11,128.53
	Deposits for the Period	$3,256.34
	Release to Collection Account	-
	Ending Balance	$14,384.87

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 10/01/2023 - 10/31/2023, Distribution Date 11/27/2023

IX.	2011-3 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$2,324,502.80	$10,801,080.24	$59,458,850.81	$72,584,433.85
Unsubsidized Consolidation Loans	$4,566,268.70	$14,916,249.52	$79,320,322.24	$98,802,840.46
Total	$6,890,771.50	$25,717,329.76	$138,779,173.05	$171,387,274.31

Weighted Average Remaining Term of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	195	219	157	168
Unsubsidized Consolidation Loans	256	254	183	197
Total	235	239	172	184

Weighted Average Coupon of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	6.050%	6.096%	5.485%	5.594%
Unsubsidized Consolidation Loans	6.516%	6.238%	5.569%	5.714%
Total	6.359%	6.178%	5.533%	5.663%

Weighted Average SAP Margin of All SOFR Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.360%	2.314%	2.434%	2.414%
Unsubsidized Consolidation Loans	2.288%	2.256%	2.406%	2.378%
Total	2.313%	2.280%	2.418%	2.393%

Weighted Average SAP Margin of All T-Bill Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	0.000%	0.000%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	3.100%	3.140%	3.127%
Total	3.100%	3.100%	3.130%	3.122%

Page 10 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 10/01/2023 - 10/31/2023, Distribution Date 11/27/2023